Dear Shareholder:

      At the start of the year, there were signs that the financial crisis in Asia was stabilizing. The outlook started to worsen in late spring. The outbreak of rioting and labor unrest caused increased anxiety that political and social unrest could worsen the already difficult process of restoring economic and financial stability. The Japanese economy officially slipped into a recession. The Japanese yen continued to lose value as investors lost confidence in the Japanese government's ability to redress the problems underlying the economy's malaise. The weakening Japanese economy, together with the drop in the yen, was seen as accelerating the region's financial and economic decline. Russia's financial difficulties intensified, leading to a collapse in the ruble, a debt moratorium and deep economic difficulties. Worries mounted that the financial crisis was threatening to swamp Latin America and Eastern Europe as well.

      These developments have had a decidedly negative impact on the U.S. financial markets over the last four months. Stock prices for small to midcap companies began to weaken in April, as investors sought to minimize their risks. Smaller-cap stocks continued to lag even as the broad market broke out of its trading range in mid-June. As events began to overwhelm the global markets in July, the broad market peaked and quickly gave ground. While the S&P 500 produced a negative total return of 13.4% for the four month period ended August 31, the Russell 2000, an index used in measuring the performance of smaller companies, fared far worse, plummeting roughly 29.8% during the same period. Companies which issue convertibles are often smaller companies and the stocks underlying many convertible issues also were pummeled. The index for stocks underlying the convertibles in the Morgan Stanley Dean Witter Convertible Index, for example, fell 29.4%. Convertible securities typically do not lose value as rapidly as stocks because a convertible's fixed income feature acts as a price support. While convertibles did not fall as rapidly as their underlying stocks, the convertible market as a whole did not perform as well as expected. Investors also grew more worried about creditworthiness as fears mounted that the U.S. economy might weaken and corporate earnings would suffer. Prices for corporate bonds fell even as prices for risk-free U.S. Treasury bonds rose; noninvestment grade bonds fared the worst. This flight to quality had a negative impact on the convertible market since only about one-third of all convertible issues, by some estimates, receive an investment grade rating from both major ratings agencies. Therefore, the bond value for many convertibles dropped just as the decline in stock prices accelerated. As a result, the total return in the convertible market, as measured by the Morgan Stanley Dean Witter Convertible Index, was a negative total return of 15.1%, or roughly 50% of the corresponding stock's decline. As a consequence of the difficult market environment, Castle Convertible Fund produced a total negative return of 10.3% on an NAV basis.

      At present, we believe that the outlook remains sound for the economies of the U.S. and Western Europe although the rate of expansion is likely to slow. The panic engulfing many emerging markets should subside in coming months. At a minimum, however, the global financial markets are likely to remain turbulent. We have reduced the Fund's exposure to companies whose fundamentals could seriously deteriorate in a weak economy. Because of the decline in stock prices for blue-chip companies, the proceeds of those sales can now be reinvested in high-quality companies which should hold steady even if the economy does weaken. As a consequence, the Fund's conversion premium also has been brought down, enabling Castle to participate in an eventual upturn in the markets.


                                       Respectfully submitted,


                                       /s/ David D. Alger

                                       David D. Alger
                                       President

September 16, 1998



CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 1998

Principal      Corporate Convertible
  Amount        Bonds-35.2%                                Value
----------------------------------------------------------------

               AEROSPACE-3.1%
$  250,000     Atlantic Coast Airlines, Inc., Cv.
                Sub. Notes, 7.00%, 7/1/04(a)            $   738,750
   500,000     Kellstrom Industries Inc., Cv. Sub.
                Notes, 5.75%, 10/15/02(a)                   618,750
   500,000     Kellstrom Industries Inc., Cv. Sub.
                Notes, 5.50%, 6/15/03                       563,750
                                                        -----------
                                                          1,921,250
                                                        -----------

               COMPUTER RELATED & BUSINESS
                EQUIPMENT-4.4%
   300,000     Amkor Technologies, Inc., Cv.
                Sub. Deb., 5.75%, 5/1/03                    253,500
 1,000,000     Bay Networks Inc., Cv. Sub. Deb.,
                5.25%, 5/15/03                            1,030,000
   500,000     DSC Communications Corp., Cv.
                Sub. Notes, 7.00%, 8/1/04(a)                525,000
 1,000,000     Quantum Corporation, Cv. Sub.
                Notes, 7.00%, 8/1/04                        920,000
                                                        -----------
                                                          2,728,500
                                                        -----------

               CONSUMER PRODUCTS
                & SERVICES-1.6%
 1,088,000     Fieldcrest Cannon Inc., Cv. Sub.
                Deb., 6.00%, 3/15/12                        957,440
                                                        -----------

               ENERGY-.8%
   650,000     Parker Drilling Corp., Cv. Sub.
                Notes, 5.50%, 8/1/04                        507,000
                                                        -----------

               HEALTHCARE-1.3%
   500,000     ESC Medical Systems Ltd., Cv.
                Sub. Notes, 6.00%, 9/1/02(a)                457,500
   400,000     NeXstar Pharmaceuticals, Inc., Cv.
                Sub. Deb., 6.25%, 8/1/04(a)                 326,000
                                                        -----------
                                                            783,500
                                                        -----------

               LEISURE & ENTERTAINMENT-.4%
   200,000      Family Golf Centers, Inc., Cv. Sub.
                 Notes, 5.75%, 10/15/04(a)                  239,000
                                                        -----------

               MANUFACTURING-2.1%
 1,250,000     Quanex Corp., Cv. Sub. Deb.,
                6.88%, 6/30/07                            1,275,000
                                                        -----------

               METALS-2.7%
 1,750,000     Inco Limited, Cv. Sub. Deb.,
                7.75%, 3/15/16                            1,636,250
                                                        -----------

               PRINTING-2.5%
 1,400,000     World Color Press Inc., Cv. Sub.
                Notes, 6.00%, 10/1/07                     1,519,000
                                                        -----------

               REAL ESTATE-1.8%
 1,000,000     Developers Diversified Realty Corp.,
                Cv. Sub. Deb., 7.00%, 8/15/99             1,135,000
                                                        -----------

               RETAILING-7.8%
   800,000     Baker (J.) Inc., Cv. Sub. Notes,
                7.00%, 6/1/02                               738,000
 1,000,000     Genesco Inc., Cv. Sub. Notes,
                5.50%, 4/15/05(a)                           831,250
 1,500,000     Michaels Stores Inc., Cv. Sub.
                Deb., 6.75%, 1/15/03                      1,533,750
   700,000     Saks Holdings Inc., Cv. Sub.
                Notes, 5.50%, 9/15/06                       679,000
$1,200,000     Sunglass Hut Inc., Cv. Sub.
                Notes, 5.25%, 6/15/03                   $   972,000
                                                        -----------
                                                          4,754,000
                                                        -----------

               SEMICONDUCTORS-6.7%
   450,000     Integrated Process Equipment
                Corp., Cv. Sub. Notes, 6.25%,
                9/15/04(a)                                  319,500
 1,400,000     Micron Technology, Inc., Cv. Sub.
                Notes, 7.00%, 7/1/04                      1,389,500
   750,000     National Semiconductor, Cv. Sub.
                Notes, 6.50%, 10/1/02(a)                    681,562
   500,000     Photronics Inc., Cv. Sub. Notes,
                6.00%, 6/1/04                               479,062
 1,250,000     VLSI Technology, Inc., Cv. Sub.
                Notes, 8.25%, 10/1/05                     1,218,750
                                                        -----------
                                                          4,088,374
                                                        -----------

               Total Corporate Convertible Bonds
                (Cost $21,313,909)                       21,544,314
                                                        -----------

               Convertible Preferred
  Shares        Securities-25.6%
----------

               AEROSPACE & AIRLINES-1.6%
    22,000     Coltec Capital Trust, 5.25% Cv.
                Pfd.(a)                                     979,000
                                                        -----------

               BROADCASTING-2.2%
    20,000     Sinclair Broadcast Group, Inc.,
                $3.00 Cv. Pfd., Series D                  1,327,500
                                                        -----------

               ENERGY-4.7%
    20,000     AES Trust II, $2.75 Cv. Pfd.,
                Series B                                  1,030,000
    35,000     Unocal Capital Trust II, 6.25%
                Cv. Pfd.                                  1,828,750
                                                        -----------
                                                          2,858,750
                                                        -----------

               FINANCIAL SERVICES-3.6%
    80,000     CNB Capital Trust I, 6.00% Cv.
                Pfd.                                      2,200,000
                                                        -----------

               FOODS & BEVERAGES-3.4%
    18,000     Chiquita Brands International Inc.,
                $2.875 Cv. Pfd. A                           756,000
    30,000     Suiza CapitalTrust II, 5.50% Cv.
                Pfd.(a)                                   1,350,000
                                                        -----------
                                                          2,106,000
                                                        -----------

               LEISURE & ENTERTAINMENT-3.2%
    17,000     Royal Caribbean Cruises Limited,
                $3.625 Cv. Pfd. A                         1,993,250
                                                        -----------

               PAPER PACKAGING & FOREST
                PRODUCTS-1.3%
    15,000     Owens Illinois Inc., $2.375 Cv.
                Pfd. A                                      780,000
                                                        -----------

               PRINTING-.5%
     5,000     Big Flower Trust I, 6.00% Cv.
                Pfd.(a)                                     300,000
                                                        -----------

               RAW MATERIALS-3.1%
    20,000     Bethlehem Steel Corporation,
                $5.00 Cum. Pfd.                           1,098,750
    10,000     TIMET Capital Trust I, 6.625%
                Cv. Pfd. (a)                                405,000
    10,000     TIMET Capital Trust I, 6.625%
                Cv. Pfd.                                $   405,000
                                                        -----------
                                                          1,908,750
                                                        -----------

               REAL ESTATE-2.0%
    40,000     Prologis Trust, 7.00%, Cv. Pfd. B          1,215,000
                                                        -----------

               Total Convertible Preferred
                Securities (Cost $14,499,486)            15,668,250
                                                        -----------

               Mandatory Convertible
                Securities-9.1%

               COMMUNICATIONS-1.6%
    20,000     AirTouch Communications, Inc.,
                6.00% Cv. Pfd., Class B,
                8/16/99(c)                                  970,000
                                                        -----------

               FOODS & BEVERAGES-1.6%
    17,000     Ralston Purina Co., 7.00%
                Exchangeable Notes, 12/1/00(b)              969,000
                                                        -----------

               LEISURE & ENTERTAINMENT-2.6%
    25,000     Premier Parks Inc., 7.50% Income
                Equity Securities, 4/1/01(c)              1,581,250
                                                        -----------

               RETAILING-3.3%
    13,000     CVS Automatic Common Exchange
                Security Trust, $4.23, 5/15/01(c)         1,027,000
    25,000     Dollar General Corp., $3.352,
                Strypes(c)                                1,006,250
                                                        -----------
                                                          2,033,250
                                                        -----------

               Total Mandatory Convertible
                Securities (Cost $4,913,723)              5,553,500
                                                        -----------

  Shares       Common Stocks-11.3%                         Value
-------------------------------------------------------------------

               UTILITIES
    40,000     American Electric Power Co., Inc.        $ 1,722,500
    40,000     New Century Energies Inc.                  1,665,000
    70,000     OGE Energy Corp.                           1,824,375
    68,000     Puget Sound Energy Inc.                    1,721,250
                                                        -----------

               Total Common Stocks
                (Cost $4,945,919)                         6,933,125
                                                        -----------

Principal      Short-Term Corporate
  Amount        Notes-17.7%
----------

$  850,000     American Honda Finance Corp.,
                5.53%, 8/9/98                               848,172
 2,450,000     Ford Motor Credit Corp., 5.57%,
                8/7/98                                    2,446,967
 2,450,000     General Motors Acceptance Corp.,
                5.54%, 8/13/98                            2,444,722
 2,800,000     Hertz Corp., 5.53%, 8/5/98                 2,793,978
 2,300,000     OGE Energy Corp., 5.62%,
                8/5/98                                    2,297,128
                                                        -----------

               Total Short-Term Corporate Notes
                (Cost $10,830,967)                       10,830,967
                                                        -----------

Total Investments
 (Cost $56,504,004)                         98.9%        60,530,156
Other Assets in Excess of Liabilities        1.1            647,757
                                           ------------------------
Total Net Assets                           100.0%       $61,177,913
                                           ========================
Net Asset Value Per Share                                    $27.36
                                                             ======

--------------------
<Fa>  Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
<Fb>  Exchangeable into common stock of Interstate Bakeries Corporation.
<Fc>  These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

                            --------------------

CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the nine months ended July 31, 1998 (Unaudited)


INVESTMENT INCOME:
  Income:
    Interest                                                                   $1,745,793
    Dividends                                                                   1,074,140
                                                                               ----------
      Total Income                                                              2,819,933

      Total Expenses                                                              490,637
                                                                               ----------
NET INVESTMENT INCOME                                                           2,329,296
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                             $ 2,482,698
  Net change in unrealized depreciation on investments          (3,149,826)
                                                               -----------
    Net realized and unrealized gain (loss) on investments                       (667,128)
                                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $1,662,168
                                                                               ==========



     CASTLE |
CONVERTIBLE | Meeting the challenge
      FUND, | of investing
       INC. |




Board of Directors

Fred M. Alger, Chairman
David D. Alger
Lester L. Colbert, Jr.
Arthur M. Dubow
Stephen E. O'Neil
Nathan E. Saint-Amand
John T. Sargent
----------------------------------------
Investment Adviser

Fred Alger Management, Inc.
75 Maiden Lane
New York, N.Y. 10038
----------------------------------------
Transfer Agent and Dividend Disbursing Agent

Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
----------------------------------------

This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.



     CASTLE |
CONVERTIBLE | Meeting the challenge
      FUND, | of investing
       INC. |



  Quarterly Report
   July 31, 1998